Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Sep. 30, 2022	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Revenues from licensing agreement				$ 250,000		$ 250,000		$ 3,240,000		$ 3,240,000		$ 253,000
Gross profit										3,240,000		253,000
Operating expenses:
Research and development		2,233,000		1,703,000		5,371,000		8,616,000		10,562,000		15,612,000
General and administrative		2,053,000		2,678,000		6,331,000		9,038,000		11,464,000		11,090,000
Intangible asset impairment		3,005,000				3,005,000
Total operating expenses		7,291,000		4,381,000		14,707,000		17,654,000		22,026,000		26,702,000
Operating loss		(7,291,000)		(4,131,000)		(14,457,000)		(14,414,000)		(18,786,000)		(26,449,000)
Other income (expense):
Interest income, net		50,000		1,000		57,000		3,000		5,000		110,000
Net changes in fair value of derivative liabilities		276,000		846,000		4,685,000		1,814,000		970,000
Loss on shares issued in settlement of warrants												(77,000)
Other income (expense)		2,000				(3,000)		229,000		(1,000)		(3,000)
Loss before income tax		(6,963,000)		(3,284,000)		(9,718,000)		(12,368,000)		(17,812,000)		(26,419,000)
Taxes on income				50,000		50,000		50,000		50,000		50,000
Net loss		(6,963,000)		(3,334,000)		(9,768,000)		(12,418,000)		$ (17,862,000)		$ (26,469,000)
Accretion of discount and redemption feature of convertible preferred stock						(1,025,000)
Income available to common stockholders		$ (6,963,000)		$ (3,334,000)		$ (10,793,000)		$ (12,418,000)
Net Loss per share, basic and diluted		$ (3.83)		$ (1.83)		$ (5.93)		$ (8.04)		$ (11.07)		$ (34.71)
Weighted average common shares outstanding, basic and diluted		1,817,761		1,820,452		1,819,545		1,543,927		1,613,634		762,548
Ayala Pharmaceuticals Inc [Member]
Revenues from licensing agreement	$ 91,000		$ 625,000		$ 587,000		$ 2,360,000		$ 3,506,000		$ 3,708,000
Cost of services	(91,000)		(625,000)		(497,000)		(2,360,000)		(3,506,000)		(3,708,000)
Gross profit					90,000
Operating expenses:
Research and development	7,196,000		7,368,000		20,279,000		22,414,000		29,941,000		22,406,000
General and administrative	2,885,000		2,198,000		7,586,000		7,037,000		9,277,000		7,371,000
Operating loss	(10,081,000)		(9,566,000)		(27,775,000)		(29,451,000)		(39,218,000)		(29,777,000)
Financial Income (Loss), net	(1,000)		(63,000)		(141,000)		(177,000)		(260,000)		56,000
Other income (expense):
Loss before income tax	(10,082,000)		(9,629,000)		(27,916,000)		(29,628,000)		(39,478,000)		(29,721,000)
Taxes on income	(106,000)		(167,000)		(509,000)		(577,000)		(776,000)		(425,000)
Net loss	$ (10,188,000)		$ (9,796,000)		$ (28,425,000)		$ (30,205,000)		$ (40,254,000)		$ (30,146,000)
Net Loss per share, basic and diluted	$ (0.66)		$ (0.68)		$ (1.85)		$ (2.14)		$ (2.80)		$ (3.06)
Weighted average common shares outstanding, basic and diluted	15,482,809		14,483,629		15,365,342		14,130,993		14,398,905		9,860,610